Operating Segments and Geographical Information (Details) - Schedule of Revenue - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Schedule of Revenue [Line Items]
Revenue	$ 24,409	$ 19,934	$ 49,138	$ 37,367
United States [Member]
Schedule of Revenue [Line Items]
Revenue	6,686	5,987	13,954	10,955
Israel [Member]
Schedule of Revenue [Line Items]
Revenue	171	259	432	770
France [Member]
Schedule of Revenue [Line Items]
Revenue	7,280	4,474	12,375	9,797
Rest of Europe [Member]
Schedule of Revenue [Line Items]
Revenue	5,601	5,568	13,526	10,901
Asia [Member]
Schedule of Revenue [Line Items]
Revenue	3,779	1,711	6,747	2,876
Rest of World [Member]
Schedule of Revenue [Line Items]
Revenue	$ 892	$ 1,935	$ 2,104	$ 2,068